Offerings	Aug. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	618,682
Proposed Maximum Offering Price per Unit	2.55
Maximum Aggregate Offering Price	$ 1,577,639.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 217.87
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock being registered hereby include an indeterminate number of shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions. The shares of Common Stock being registered for resale consist of (i) 218,682 shares of Common Stock issued in the July 2026 private placement and (ii) 400,000 shares of Common Stock issuable upon exercise of pre-funded warrants issued in the July 2026 private placement. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low sale prices of the registrant's Common Stock on The Nasdaq Capital Market on August 18, 2026. The registrant will not receive any proceeds from the sale of the shares of Common Stock by the selling stockholders.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents 400,000 Pre-Funded Warrants issued in the July 2026 Private Placement. Pursuant to Rule 457(g) under the Securities Act, because the shares of Common Stock issuable upon exercise of the Pre-Funded Warrants are being registered hereby, no separate registration fee is payable with respect to the pre-funded warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereby include an indeterminate number of shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions. Represents 400,000 shares of Common Stock issuable upon exercise of pre-funded warrants issued in the July 2026 Private Placement. No additional registration fee is due with respect to such shares because the registration fee attributable thereto is reflected in the fee paid for the Common Stock registered pursuant to footnote (1).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents up to 618,682 common stock purchase warrants issuable pursuant to the Securities Purchase Agreement entered into in connection with the July 2026 Private Placement, subject to stockholder approval under Nasdaq Listing Rule 5635(d). Pursuant to Rule 457(g) under the Securities Act, because the shares of Common Stock issuable upon exercise of the Common Warrants are being registered hereby, no separate registration fee is payable with respect to the Common Warrants.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Common Warrants
Amount Registered | shares	618,682
Proposed Maximum Offering Price per Unit	2.585
Maximum Aggregate Offering Price	$ 1,599,292.97
Fee Rate	0.01381%
Amount of Registration Fee	$ 220.86
Offering Note	Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereby include an indeterminate number of shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions. Represents 618,682 shares of Common Stock issuable upon exercise of common stock purchase warrants issuable in the July 2026 Private Placement, subject to stockholder approval under Nasdaq Listing Rule 5635(d). Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(g) under the Securities Act based upon the exercise price of $2.585 per share of the Common Warrants.